Annual Total Returns - Franklin Alabama Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF2-22 - Franklin Alabama Tax-Free Income Fund - Class A	Jul. 01, 2021
Bar Chart Table:
Annual Return 2011	12.33%
Annual Return 2012	7.49%
Annual Return 2013	(4.87%)
Annual Return 2014	10.55%
Annual Return 2015	1.21%
Annual Return 2016	1.87%
Annual Return 2017	2.97%
Annual Return 2018	0.59%
Annual Return 2019	6.27%
Annual Return 2020	4.57%